UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21200

The Denali Fund Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1 — Schedule of Investments.

The Schedule of Investments are included herewith.

THE DENALI FUND, INC.

PORTFOLIO OF INVESTMENTS

January 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS 76.9%
DOMESTIC COMMON STOCKS 55.8%
Cosmetics & Personal Care 0.4%
8,000	The Procter & Gamble Co.	$492,400

Diversified 26.3%
254	Berkshire Hathaway, Inc., Class A*	29,108,400

Healthcare - Products 4.9%
86,000	Johnson & Johnson	5,405,960

Manufacturing 2.0%
18,000	3M Co.	1,448,820
50,000	General Electric Co.	804,000
		2,252,820
Pharmaceuticals 0.2%
9,700	Pfizer, Inc.	181,002

Real Estate Investment Trusts (REITs) 11.2%
112,000	LTC Properties, Inc.	2,842,560
226,200	Ventas, Inc.	9,545,640
		12,388,200
Registered Investment Companies (RICs) 10.8%
110,700	Cohen & Steers Infrastructure Fund, Inc.	1,633,932
119,727	Cohen & Steers Quality Income Realty Fund, Inc.	672,866
487,392	Cohen & Steers REIT and Utility Income Fund, Inc.	4,898,289
111,600	Cohen & Steers Worldwide Realty Income Fund, Inc.	662,904
210,716	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	3,133,347
143,664	ING Clarion Global Real Estate Income Fund	951,056
		11,952,394
TOTAL DOMESTIC COMMON STOCKS (Cost $47,652,459)		61,781,176

FOREIGN COMMON STOCKS 2.3%
Hong Kong 0.0%(1)
5,000	Guoco Group, Ltd.	49,008

Netherlands 1.3%
45,000	Unilever NV	1,385,427

New Zealand 0.3%
390,199	Kiwi Income Property Trust	276,541

United Kingdom 0.7%
20,000	GlaxoSmithKline PLC - ADR	780,200

TOTAL FOREIGN COMMON STOCKS (Cost $1,807,039)		2,491,176

AUCTION PREFERRED SECURITIES 10.9%
160	Advent Claymore Global Convertible Securities & Income Fund, Series W7(2)	3,600,000
65	Blackrock Preferred and Equity Advantage Trust, Series F7(2)	1,462,500
68	Gabelli Dividend & Income Trust, Series C(2)	1,530,000
13	Neuberger Berman Real Estate Securities Income Fund, Inc., Series A(2)	292,500
69	PIMCO Corporate Opportunity Fund, Series W(2)	1,552,500
81	TS&W/Claymore Tax-Advantaged Balanced Fund(2)	1,822,500
80	Western Asset Premier Bond Fund, Series M(2)	1,800,000

TOTAL AUCTION PREFERRED SECURITIES (Cost $13,400,000)		12,060,000

LIMITED PARTNERSHIPS 7.9%
7	Ithan Creek Partners, L.P.*(2)	8,793,123

TOTAL LIMITED PARTNERSHIPS (Cost $7,000,000)		8,793,123

TOTAL LONG TERM INVESTMENTS (Cost $69,859,498)		85,125,475

SHORT TERM INVESTMENTS 23.3%
Money Market Funds 23.3%
25,774,342	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7 Day Yield - 0.000%(3)	25,774,342

Total Money Market Funds (Cost $25,774,342)		25,774,342

TOTAL SHORT TERM INVESTMENTS (Cost $25,774,342)		25,774,342

TOTAL INVESTMENTS 100.2% (Cost $95,633,840)		110,899,817

OTHER ASSETS AND LIABILITIES -0.2%		(226,303)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED SHARES 100.0%		110,673,514

AUCTION PREFERRED SHARES (APS) REDEMPTION VALUE		(40,700,000)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$69,973,514

Abbreviations:

ADR - American Depositary Receipt

* Non-income producing security.
(1) Less than 0.05% of total net assets available to common stock and preferred shares.

(2) Fair valued security under procedures established by the Fund’s Board of Directors. Total market of fair valued securities as of January 31, 2010 is $20,853,123, or 18.8% of total net assets available to common stock and preferred shares.

(3) 7-day yield less than 0.001% at January 31, 2010.

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one of the industry/geography sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets available to common stock and preferred shares. These industry/geography classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

January 31, 2010 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: Investments in equity securities by the Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), issued in June 2009. The Fund follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: discounted future cash flow models, weighted average of last available trade prices and multi-dimensional relational pricing model.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stock	$61,781,176	$—	$—	$61,781,176
Foreign Common Stocks	2,491,176	—	—	2,491,176
Auction Preferred Securities	—	12,060,000	—	12,060,000
Limited Partnerships	—	—	8,793,123	8,793,123
Short Term Securities	25,774,342	—	—	25,774,342
Total	$90,046,694	$12,060,000	$8,793,123	$110,899,817

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 11/1/2009	Realized gain/(loss)	Change in unrealized depreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 1/31/2010
Limited Partnerships	$8,816,723	—	(23,600)	—	—	8,793,123
Total	$8,816,723	$—	$(23,600)	$—	$—	$8,793,123

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Use of Estimates: The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2.  Unrealized Appreciation/ (Depreciation)

On January 31, 2010, based on cost of $95,388,462 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $18,006,973 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,495,618, resulting in net unrealized appreciation of $15,511,355.

Note 3. New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)                                  Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	March 30, 2010

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	March 30, 2010